BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation Of Financial Statements [Abstract]
Schedule of Significant Investments in Subsidiaries
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2025	December 31, 2024	December 31, 2023
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
(1)Directly controlled by Cofesur S.A.U.

Schedule of Financial Information of Subsidiaries with Material Non-controlling Interests
Below is a summary of the financial information for Ferrosur Roca S.A., a subsidiary in which shareholders outside the Group have a material non-controlling interest.

	2025		2024
Current assets	17,607,200		16,755,133
Non-current assets	21,146,622		15,676,115
Total assets	38,753,822	32,431,248	32,431,248
Current liabilities	34,865,166		22,591,126
Non-current liabilities	1,694,246		3,366,073
Total liabilities	36,559,412		25,957,199
Shareholders’ equity attributable to owners of the parent company	1,755,528		5,179,239
Non-controlling interest	438,882		1,294,810
Total shareholders’ equity and liabilities	38,753,822		32,431,248

	2025	2024	2023
Revenues	77,802,083	85,380,043	95,294,058
Financial results, net	(1,975,089)	264,164	(2,986,421)
Depreciation	(4,766,065)	(7,615,849)	(7,920,167)
Income tax	1,479,095	2,934,005	(1,584,085)
Net (loss) income for the year	(4,279,638)	(1,031,599)	(13,593,327)

	2025	2024	2023
Net cash generated by operating activities	4,109,958	7,599,899	(5,681,475)
Net cash used in investing activities	(9,156,411)	(7,333,307)	9,538,803
Net cash generated by (used in) financing activities	5,075,166	618,056	(3,476,773)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	(127,299)	(574,459)	(654,459)